Restricted Cash and Short-Term Deposits	9 Months Ended
Sep. 30, 2025
Supplemental Cash Flow Elements [Abstract]
Restricted Cash and Short-Term Deposits	RESTRICTED CASH AND SHORT-TERM DEPOSITS
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	September 30, 2025	December 31, 2024
Restricted cash in relation to the FLNG Gimi (1)	35,621	58,107
Restricted cash and short-term deposits held by lessor VIE (2)	16,581	17,472
Restricted cash relating to the LNG Hrvatska O&M Agreement (3)	13,127	12,715
Restricted cash relating to office lease	1,082	949
Restricted cash in relation to the FLNG Hilli (4)	—	60,955
Total restricted cash and short-term deposits	66,411	150,198
Less: Amounts included in current restricted cash and short-term deposits	(38,621)	(75,579)
Non-current restricted cash	27,790	74,619
(1) Pursuant to the Gimi facility, pre-commissioning contractual cash flows are classified as restricted cash as these funds could be utilized only for debt service prior to COD. Following COD, the Gimi earnings remains restricted pursuant to contractual release mechanism and we are required to maintain both a debt service reserve and debt service retention accounts until the end of the Gimi facility's term.
(2) These are amounts held by lessor VIE that we are required to consolidate under U.S. GAAP into our financial statements (note 9).
(3) In connection with the LNG Hrvatska O&M Agreement, we are required to maintain two performance guarantees, one in the amount of $10.7 million (€9.1 million) and one in the amount of $1.3 million, both of which will remain restricted, inclusive of accrued interest. In July 2025, we mutually agreed with LNG Hrvatska d.o.o. to terminate the O&M Agreement for the FSRU LNG Croatia. Under the deed of termination, the performance guarantees are expected to be released within Q4 2025, with no further obligations thereafter.
(4) In November 2015, we provided cash collateral to support a $400.0 million letter of credit (“LC”) issued by a financial institution as a performance guarantee under the LTA with Perenco and S&H. Over time, the LC and related cash collateral were subject to a stepped reduction based on the operational performance of FLNG Hilli. Although the cash collateral was originally expected to remain until the end of the LTA term, in June 2025, we agreed with the financial institution to release the cash collateral to the LC.